UMB FUND SERVICES, INC.
235 West Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2000

December 2, 2016

Securities and Exchange Commission
100 F. Street N.E.
Washington, DC  20549

Re:	Vericimetry U.S. Small Cap Value Fund
Registration Numbers: 333-175410; 811-22578
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended September 30, 2016. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Terrance P. Gallagher
Executive Vice President